Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 276,208,089.11
Previously Paid Amount	0
Total Fee Amount	7,118.2
Total Offset Amount	0
Net Fee	$ 7,118.2
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A